Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

Significant components of deferred tax assets were as follows:

	As of December 31,
	2018	2017
U.S. federal tax loss carry–forward	$12,705	$10,174
U.S. State tax loss carry–forward	1,052	766
U.S. federal capital loss carry–forward	-	-
Equity based compensation	7,764	3,117
Fixed assets, intangible assets and goodwill	2,224	496
Long-term investments	969	870
Total deferred tax assets	24,714	15,423
Less: valuation allowance	(24,714)	(15,423)
Net deferred tax asset	$—	$—

Summary of Operating Loss Carryforwards

As of December 31, 2018, the Company had the following tax attributes:

	Amount	Begins to expire
U.S. federal net operating loss carry–forwards	$60,502	Fiscal 2023
U.S. State net operating loss carry–forwards	44,382	Fiscal 2031

Schedule of Effective Income Tax Rate Reconciliation

The sources and tax effects of the differences are as follows:

	For the Years Ended December 31,
	2018	2017
Expected Federal Tax	(21.0)%	(34.0)%
State Tax (Net of Federal Benefit)	(2.4)	(5.5)
Accretion of notes payable discount	0.9	4.4
Inducement expense	-	15.9
Stock-based compensation	-	10.5
Other permanent differences	-	0.2
True up of prior year deferred tax assets	(3.2)	1.3
Change in federal and state tax rates	-	18.4
Note Extinguishment	(1.3)	-
Change in valuation allowance	27.0	(11.2)
Effective rate of income tax	-%	-%